STATE STREET VARIABLE INSURANCE SERIES FUNDS INC.

State Street Premier Growth Equity V.I.S. Fund

(the “Fund”)

Supplement dated May 1, 2019 to the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”) each dated May 1, 2019,

each as may be revised and/or supplemented from time to time

Effective August 30, 2019 (the “Effective Date”), David Carlson will no longer serve as a Portfolio Manager of the Fund. Accordingly, as of the Effective Date, all references to David Carlson in the Fund’s Prospectus, Summary Prospectus and SAI will be deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE